Provisions and other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Provisions and other long-term liabilities
Schedule of Provisions and Other Long-term Liabilities

	Asset retirement	Deferred
Amounts in US$ ‘000	obligation (a)	Income (b)	Other (c)	Total
As of January 1, 2022	45,842	3,331	13,675	62,848
Addition to provision / changes in estimates	(4,942)	—	(2,670)	(7,612)
Exchange difference	(669)	(167)	(1,147)	(1,983)
Foreign currency translation	(577)	—	14	(563)
Amortization	—	(2,407)	—	(2,407)
Unwinding of discount	2,641	—	547	3,188
Amounts used during the year	(1,392)	—	(132)	(1,524)
As of December 31, 2022	40,903	757	10,287	51,947
Addition to provision / changes in estimates	7,374	—	2,460	9,834
Exchange difference	1,172	180	560	1,912
Foreign currency translation	717	—	(13)	704
Amortization	—	(127)	—	(127)
Unwinding of discount	2,794	—	494	3,288
Amounts used during the year	(2,502)	—	(4,051)	(6,553)
Liabilities associated with assets held for sale (Note 36.1)	(26,922)	—	—	(26,922)
As of December 31, 2023	23,536	810	9,737	34,083
(a)	The provision for ‘asset retirement obligation’ relates to the estimation of future disbursements related to the abandonment and decommissioning of oil and gas wells (see Note 4).

(b)	‘Deferred income’ relates to government grants and other contributions relating to the purchase of property, plant and equipment in Colombia. The amortization is in line with the related assets.

(c)	‘Other’ mainly includes environmental obligations in Colombia and Peru.